ACCOUNTS RECEIVABLE, NET (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Credit Loss [Abstract]
Provision for doubtful accounts	$ 0	$ 0